RECONCILIATION OF FINANCIAL STATEMENTS TO IRS FORM 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 101 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants per the financial statements	$ 13,257,184	$ 46,863,765
Participant notes deemed distributed, end of year	8,102	162,495
Participant notes deemed distributed, beginning of year	(162,495)	(233,206)
Amount allocated to withdrawing participants, end of year	0	82,998
Amount allocated to withdrawing participants, beginning of year	82,998	126,730
Benefits paid to participants per IRS Form 5500	$ 13,019,793	$ 46,749,322